SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segments [Abstract]
FFO	$ 707	$ 1,147	$ 866
Depreciation and amortization of real estate assets	(249)	(283)	(264)
Fair value (losses) gains, net	(1,322)	596	2,466
Share of equity accounted (losses) income - non-FFO	(1,403)	1,055	114
Income tax (expense)	(220)	(196)	(81)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	129	(363)	(1,123)
Net income attributable to unitholders	(2,358)	1,956	1,978
Non-controlling interests of others in operating subsidiaries and properties	300	1,201	1,676
Net (loss) income	$ (2,058)	$ 3,157	$ 3,654